Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
CORPORATE INFORMATION
Banco Santander-Chile is a banking corporation (limited company) operating under the laws of the Republic of Chile, headquartered at Bandera N°140, Santiago. The corporation provides a broad range of general banking services to its customers, ranging from individuals to major corporations. Banco Santander-Chile and its subsidiaries (collectively referred to herein as the “Bank” or “Banco Santander-Chile”) offers commercial and consumer banking services, including (but not limited to) factoring, collection, leasing, securities and insurance brokering, mutual and investment fund management brokering, and investment banking. Banco Santander Spain controls Banco Santander-Chile through its holdings in Teatinos Siglo XXI Inversiones S.A. and Santander Chile Holding S.A., which are controlled subsidiaries of Banco Santander Spain. As of December 31, 2025 Banco Santander Spain owns or controls directly and indirectly 99.8% of Santander Chile Holding S.A. and 100% of Teatinos Siglo XXI Inversiones S.A. Banco Santander Spain, through its subsidiaries, has control over 67.18% of the Bank’s shares.
1.Basis of preparation
These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) (hereinafter referred to as IFRS).
For purposes of these financial statements we use certain terms and conventions. References to “US$”, “U.S. dollars” and “dollars” are to United States dollars, references to “EUR” are to European Economic Community Euro, references to “CNY” are to Chinese Yuan, reference to “JPY” are to Japanese Yuan, references to “CHF” are to Swiss franc, references to “Chilean pesos”, “pesos” or “Ch$” are to Chilean pesos, and references to “UF” are to Unidades de Fomento. The UF is an inflation-indexed Chilean monetary unit with a value in Chilean pesos that changes daily to reflect changes in the official Consumer Price Index (“CPI”) of the Instituto Nacional de Estadísticas (the Chilean National Institute of Statistics) for the previous month.
The UF is revalued in monthly cycles. Each day in the period beginning on the tenth day of the current month through the ninth day of the succeeding month, the nominal peso value of the UF is indexed up (or down in the event of deflation) in order to reflect a proportionate amount of the change in the Chilean Consumer Price Index during the prior calendar month. One UF is equaled to Ch$39,727.96 as of December 31, 2025 and Ch$38,416.69 as of December 31, 2024. In 2025, UF inflation was 4.4% compared to 4.8% in 2024. The effect of any changes in the nominal peso value of our UF-denominated interest earning assets and interest bearing liabilities is reflected in our results of operations as an increase (or decrease, in the event of deflation) in interest income and expense, respectively.
The Notes to the Consolidated Financial Statements contain additional information to support the figures submitted in the Consolidated Statements of Financial Position, Consolidated Statements of Income, Consolidated Statements of Comprehensive Income, Consolidated Statements of Changes in Equity and Consolidated Statements of Cash Flows for the period.
2.    Basis of preparation for the Consolidated Financial Statements
The Consolidated Financial Statements for the years ended December 31, 2025, 2024 and 2023, incorporate the financial statements of the entities over which the Bank has control (including structured entities); and includes the adjustments, reclassifications and eliminations needed to comply with the accounting and valuation criteria established by IFRS. Control is achieved when the Bank:
i.has power over the investee;
ii.is exposed, or has rights, to variable returns from its involvement with the investee; and
iii.has the ability to use its power to affect its returns.
The Bank reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. When the Bank has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities over the investee unilaterally. The Bank considers all relevant facts and circumstances in assessing whether or not the Bank’s voting rights in an investee are sufficient to give it power, including:
•the size of the Bank’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;
•potential voting rights held by the Bank, other vote holders or other parties;
•rights arising from other agreements; and
•any additional facts and circumstances that indicate that the Bank has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
Consolidation of a subsidiary begins when the Bank obtains control over the subsidiary and ceases when the Bank loses control over the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the Consolidated Statements of Income and Comprehensive Income from the date the Bank gains control until the date when the Bank ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income are attributed to the owners of the Bank and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Bank and to the non-controlling interests even if this results in the non-controlling interests having a deficit in certain circumstances.When necessary, adjustments are made to the financial statements of the subsidiaries to ensure their accounting policies are consistent with the Bank’s accounting policies. All intragroup assets, liabilities, equity, income, expenses and cash flows relating to transactions between consolidated entities are eliminated in full on consolidation.
Changes in the consolidated entities ownership interests in subsidiaries that do not result in a loss of control over the subsidiaries are accounted for as equity transactions. The carrying values of the Bank’s equity and the non-controlling interests’ equity are adjusted to reflect the changes to their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to owners of the Bank.
In addition, third parties’ shares in the Bank’s consolidated equity are presented as “Non-controlling interests” in the Consolidated Statements of Changes in Equity. Their share in the income for the year is presented as “Attributable to non-controlling interest” in the Consolidated Statements of Income.
The following companies are considered entities controlled by the Bank and are therefore within the scope of consolidation:
i.Entities controlled by the Bank through participation in equity

			Percent ownership share
			As of December 31,
Name of the Subsidiary	Main Activity	Place of incorporation and operation	2025			2024			2023
			Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
			%	%	%	%	%	%	%	%	%
Santander Corredora de Seguros Limitada	Insurance brokerage	Santiago, Chile	99.75	0.01	99.76	99.75	0.01	99.76	99.75	0.01	99.76
Santander Corredores de Bolsa Limitada	Financial instruments brokerage	Santiago, Chile	50.59	0.41	51.00	50.59	0.41	51.00	50.59	0.41	51.00
Santander Asesorias Financieras Limitada	Securities brokerage	Santiago, Chile	99.03	-	99.03	99.03	-	99.03	99.03	-	99.03
Santander S.A. Sociedad Securitizadora	Purchase of credits and issuance of debt instruments	Santiago, Chile	99.64	-	99.64	99.64	-	99.64	99.64	-	99.64
Klare Corredora de Seguros S.A.	Insurance brokerage	Santiago, Chile	-	-	-	-	-	-	50.10	-	50.10
Santander Consumer Chile S.A.	Financing	Santiago, Chile	51.00	-	51.00	51.00	-	51.00	51.00	-	51.00
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A.	Card operator	Santiago, Chile	99.99	0.01	100.00	99.99	0.01	100.00	99.99	0.01	100.00
The detail of non-controlling participation on all the remaining subsidiaries can be seen in Note 24– Non-controlling interest.
ii.Entities controlled by the Bank through other considerations
The following companies have been consolidated based on the determination that the Bank has control as previously defined above and in accordance with IFRS 10 “Consolidated Financial Statements” (IFRS 10):
-Santander Gestión de Recaudación y Cobranza Limitada (collection services)
-Multiplica SpA (Development card incentive programmes)
The company Bansa Santander S.A. was part of the consolidation perimeter until May 2024. The company Pagonxt Payments Chile SpA was included in the consolidation perimeter until December 2024.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
iii.Associates
An associate is an entity over which the Bank has significant influence. Significant influence is defined as the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies. An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate.
The following companies are considered “Associates” in which the Bank accounts for its participation using the equity method:

			Percentage of ownership share
Associates	Main activity	Place of incorporation and operations	As of December 31,
			2025	2024	2023
			%	%	%
Redbanc S.A.	ATM services	Santiago, Chile	33.43	33.43	33.43
Transbank S.A.	Debit and credit card services	Santiago, Chile	25.00	25.00	25.00
Centro de Compensación Automatizado S.A.	Electronic fund transfer and compensation services	Santiago, Chile	33.33	33.33	33.33
Sociedad Interbancaria de Depósito de Valores S.A.	Delivery of securities on public offer	Santiago, Chile	29.29	29.29	29.29
Cámara Compensación de Pagos de Alto Valor S.A.	Payments clearing	Santiago, Chile	13.72	13.72	15.00
Administrador Financiero del Transantiago S.A.	Administration of boarding passes for public transportation	Santiago, Chile	20.00	20.00	20.00
Servicios de Infraestructura de Mercado OTC S.A.	Administration of the infrastructure for the financial market of derivative instruments	Santiago, Chile	12.48	12.48	12.48
In the case of Cámara Compensación de Alto Valor S.A. and Servicios de Infraestructura de Mercado OTC S.A., Banco Santander-Chile has a representative on the Board of Directors, which is why the Administration has concluded that it exercises significant influence.
3.    Non-controlling interest
Non-controlling interest represents the portion of net income and net assets which the Bank does not own, either directly or indirectly. It is presented as “Attributable to non-controlling interest” separately in the Consolidated Statements of Income, and separately from shareholders’ equity in the Consolidated Statements of Financial Position.
In the case of entities controlled by the Bank through other considerations, income and equity are presented in full as non-controlling interest, since the Bank controls them, but does not have any ownership expressed as a percentage.
4.    Reporting segments
The Bank's operating segments are those units whose operating results are reviewed regularly by the highest level of management regarding decision-making. Accordingly, two or more operating segments can be added into one only when the aggregation is consistent with the basic principle under the IFRS 8 'Operating Segments' and if the segments have similar economic characteristics and are alike in each one of the following aspects:
i.The nature of the products and services.
ii.    The nature of production processes.
iii.    The type of customer category for which its products and services are intended.
iv.    The methods used to distribute their products or provide services.
v.    If applicable, the nature of the regulatory framework, e.g., banking, insurance, utilities.
The Bank reports separately for each operating segment that meets any of the following quantitative thresholds:
i.Its reported revenues from ordinary activities, including both sales to external clients and inter-segment sales or transactions, equal or exceed 10% of the combined revenues from all operating segments' ordinary internal and external activities.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
ii.    The amount of its reported results is, in absolute terms, equal to or greater than 10% of the greater of (i) the combined profit reported by all operating segments that have not reported a loss; and (ii) the combined loss reported by all operating segments that have reported a loss.
iii.     Its assets equal or exceed 10% of the combined assets of all operating segments.
Operating segments that do not meet any of the quantitative thresholds may be considered reportable segments. The information must be disclosed separately if management believes it would be helpful to Consolidated Financial Statements users.
Information regarding other business activities that do not correspond to reportable segments is combined and disclosed within the Corporate Activities category 'other'.
Concerning the above, the Bank's segments were obtained under the consideration that an operating segment is a component of an entity that:
i.Engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses from transactions with other elements of the same entity).
ii.     Whose operating results are regularly reviewed by the entity's chief executive officer, who makes decisions about resources allocated to the segment and assesses its performance.
iii.     For which discrete financial information is available.
5.     Functional and presentation currency
According to International Accounting Standard (IAS) 21 “The Effects of Changes in Foreign Exchange Rates”, the Chilean peso, which is the currency of the primary economic environment in which the Bank operates and the currency which influences its costs and revenue structure, has been defined as the Bank’s functional and presentation currency. Accordingly, all balances and transactions denominated in currencies other than the Chilean Peso are treated as “foreign currency”. The Bank maintains its accounting records and prepares its financial statements in Chilean pesos.
6.    Foreign currency transactions
The Bank conducts transactions in foreign currencies, mainly in U.S. dollar. Assets and liabilities denominated in foreign currencies, held by the Bank and its subsidiaries are translated to Chilean pesos at the representative market exchange rate of the month for the reported period; the rate used was Ch$900.69 as of December 31, 2025 (Ch$994.10 per US$1 as of December 31, 2024).
The amounts of net foreign exchange gains and losses includes recognition of the effects that exchange rate variations have on assets and liabilities denominated in foreign currencies and the profits and losses on foreign exchange spot and forward transactions undertaken by the Bank.
7.     Cash and cash equivalents
The indirect method is used to prepare the Consolidated Statement of Cash Flows, starting with the Bank's consolidated pre-tax income, and then incorporating non-cash transactions, cash-flow-related income, and expense of activities classified as investments or financing.
The following items are considered:
i.Cash flows: Inflows and outflows of cash and cash equivalents, such as deposits with the Central Bank of Chile, deposits in domestic banks, and deposits in foreign banks.
ii.Operating activities: Principal revenue-producing activities performed by banks and other activities that cannot be classified as investing or financing activities.
The Bank’s activity of granting loans encompasses not only the activities with its debtors but also the related activities that provide the funding to the loans granted. Since the funding for granting such loans is provided by, among other sources, senior bonds, mortgage bonds and subordinated bonds, the Bank presents the related cash flows as operating activities.
iii.Investing activities: The acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.
iv.Financing Activities: Activities that result in changes in the size and composition of the equity and liabilities that are not operating activities.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
8.     Classification and measurement of financial instrument
I.Classification of financial instrument
i.Classification of financial assets
Financial assets are classified into a measurement category based on both the Bank’s business model for managing the financial asset and the contractual cash flow characteristics of the financial asset.
Contractual cash flow assessment determines if the cash flows from the financial asset meet the SPPI (solely payment of principal and interest) criterion, i.e., whether the contractual terms of the financial asset give rise, on specific dates, to cash flows that are solely payments of principal and interest. Principal is the fair value of the financial assets at initial recognition, and interest is the consideration for the time value of money, the credit risk associated with the principal outstanding, and also may include liquidity risk, administrative cost and profit margin.
For classification process the Bank perform the SPPI test, which assesses the contractual term to identify whether they meet SPI criterion, i.e., the contract is a basic lending arrangement. The Bank applies judgement and considers relevant factors such as currency in which the financial asset is denominated, and period for which the interest rate is set.
Business model refers to how the Bank manages its financial assets in order to generate cash flows. The Bank determined its business model on initial application of IFRS 9 at the level that best reflects how it manages groups of financial assets to achieve its business objective.
The Banks’s business model is not assessed on an instrument-by- instrument basis, but at a higher level of aggregated portfolio and is based on observable factors such as: performance of the financial assets, the risk that affect the performance, and the expected frequency, value and timing of sales.
In accordance with IFRS 9 the business models are:
•Held to collect business model (HTC) - financial assets that are held within a business model whose objective is to hold assets in order to collect contractual cash flows are managed to realize cash flows by collecting contractual payments over the life of the instrument, under this business model sales made when there is an increase in the credit risk, or to manage credit concentration risk are not inconsistent with a business model whose objective is to hold financial assets to collect contractual cash flows.
•Held to collect and sell (HTC&S) - financial assets under this business model achieve the objective by both collecting contractual cash flows and selling financial assets, then involve a greater frequency and value of sales than HTC business model.
•Other business model - financial assets held in this business has the objective of realizing cash flows through the sale of the assets. The Bank makes decisions based on the assets’ fair values and manages the assets to realize those fair values.
In accordance with the above, the Bank will classify its financial assets based on whether they are subsequently measured at amortized cost, at fair value through other comprehensive income, or at fair value through profit or loss.
Additionally, an irrevocable election may be made at the time of initial recognition of investments in equity instruments to present subsequent changes in fair value in other comprehensive income.
ii.Classification of financial liabilities
An entity shall classify all financial liabilities as subsequently measured at amortized cost, except for derivative liabilities measured at fair value through profit or loss
iii.Reclassification
Reclassification of financial assets is required if, and only if, the objective of the Bank’s business model for managing those financial assets changes. Financial liabilities cannot be reclassified.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
II.Measurement of financial instruments
i.Initial measurement
On initial recognition, financial assets and financial liabilities are measured at the transaction price, i.e. the fair value of the consideration given or received (IFRS 13). In the case of financial instruments not at fair value through profit or loss are directly attributable to the acquisition or issue of the financial asset or financial liability.
ii.Subsequent measurement- financial assets
After initial recognition, the Bank shall measure a financial asset at:
(a)Amortised cost
Financial assets that are held in a business model to collect the contractual cash flows and contain contractual terms that give rise on specific dates to cash flows that are SPPI, are measured at amortised cost.
The effective interest method is used in the calculation of the amortised cost of a financial asset or a financial liability and in the allocation and recognition of the interest revenue or interest expense in profit or loss over the relevant period. The effective interest rate (EIR) is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial asset or financial liability to the gross carrying amount of a financial asset or to the amortised cost of a financial liability.
(b)Fair value through other comprehensive income (FVOCI)
Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling, and that contain contractual terms that give rise on specific dates to cash flows that are SPPI, are measured at FVOCI. They are subsequently remeasured at fair value and changes therein (except for those relating to impairment, interestincome and foreign currency exchange gains and losses) are recognised in other comprehensive income, until the assets are sold. Upon disposal, the cumulative gain and losses in OCI are recognised in the income statements.
(c)    Fair value through profit or loss (FVTPL)
Financial assets that do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial assets, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling.
Financial assets held for trading are recognised at fair value through profit or loss, likewise derivatives contracts for trading purposes.
d.Equity instruments
For certain equity instruments, the Bank may make an irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive income, except for dividend income which is recognised in profit or loss. Gains or losses on derecognition of these equity instruments are not transferred to profit or loss.
iii.Subsequent measurement- financial liabilities
After initial recognition, the Bank shall measure a financial liability at amortised cost.
III.Derecognition of financial assets and liabilities
Financial assets are derecognised when, and only when:
•the contractual rights to the cash flows from the financial asset expire, or
•the Bank transfers substantially all the risks and rewards of ownership of the financial asset, and therefore the Bank derecognises the financial asset and recognise separately any rights and obligations created or retained in the transfer.
In some cases, the Bank enters into transactions for which it retains the contractual rights to receive the cash flows of the financial asset but assumes a contractual obligation to pay the cash flows in an arrangement that meets all the conditions required, i.e. the Bank only transfers collected amounts from original assets, selling or pledging original assets is prohibited, and the Bank has the obligation to remit cash flows collected without material delay.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
When a financial asset is sold and the Bank simultaneously agrees to repurchase it (or an asset that is substantially the same) at a fixed price on a future date, the Bank continues to recognise the financial assets in their entirety in the statements of financial position because it retains substantially all of the risks and rewards of ownership. The cash consideration received is recognised as a financial asset and a financial liability is recognised for the obligation to pay the repurchase price.
Financial liabilities are derecognised when, and only when, they are extinguished, cancelled or expired.
IV.Contingent loan
The Bank issues contingent liabilities (including letters of credit, foreign letters of credit and performance guarantee) and loan commitments.
Contingent liabilities and undrawn loan commitments are commitments under which, over the duration of the commitment, the Bank is required to provide a loan with pre-specified term to the customer.
The nominal contractual loan value, when the loan agreed to be provided is on market terms, is not recorded in the statements of financial position. The related ECL allowances are disclosed in Note 19.
V.Offsetting of financial instruments
Financial asset and liability balances are offset, i.e., reported in the Consolidated Statements of Financial Position at their net amount, only if there is a legally enforceable right to offset the recorded amounts and the Bank intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously. As of December 31, 2025 and 2024 the Bank does not have balance offsetting of financial instruments.
9.Derivatives and hedging activities
Derivatives are classified as either trading instruments or hedging instruments. The Bank uses financial derivatives for the following purposes:
1.To provide such instruments to customers who request them to manage their market and credit risks.
2.To use them for the risk management of the proprietary position of the Bank's entities and their assets and liabilities ('hedging derivatives').
3.To benefit from changes in the value of these derivatives (trading derivatives).
Trading derivatives are measured at fair value through profit or loss and are presented as assets/liabilities according to their positive or negative fair value. Derivatives that do not qualify as hedging instruments are accounted for as trading instruments.
Hedge accounting aims to represent in the financial statements the effect of an entity's risk management activities that use financial instruments to manage exposures arising from specific risks that could affect the period's profit or loss or other comprehensive income.
Until the 2024 fiscal year, the Bank elected to continue applying the hedge accounting requirements of IAS 39. In accordance with the standard, a derivative qualifies for hedge accounting if all the following conditions are met:
1.The derivative hedges one of the following three types of exposure:
a.Changes in the value of assets and liabilities due to fluctuations, among others, in the interest rate and/or exchange rate to which the position or balance to be hedged is subject (“fair value hedge”);
b.Changes in the estimated cash flows arising from financial assets and liabilities, and highly probable forecasted transactions (“cash flow hedge”);
c.The net investment in a foreign operation (“hedge of a net investment in a foreign operation”).
2.It is effective in offsetting exposure inherent in the hedged item or position throughout the expected term of the hedge, which means that:
a.At the date of arrangement the hedge is expected, under normal conditions, to be highly effective (“prospective effectiveness”).
b.There is sufficient evidence that the hedge was actually effective during the life of the hedged item or position (“retrospective effectiveness”).
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
The changes in the value of financial instruments qualifying for hedge accounting are recorded as follows:
i.For fair value hedges, the gains or losses arising on both hedging instruments and the hedged items (attributable to the type of risk being hedged) are included as “Net income (expense) from financial operations” in the Consolidated Statements of Income.
ii.For fair value hedges of interest rate risk on a portfolio of financial instruments (macrohedges), gains or losses that arise in measuring hedging instruments within “Interest income and expense”, and other gains or losses due to changes in fair value of the underlying hedged item (attributable to the hedged risk) are recorded in the Consolidated Statements of Income under “Net income (expense) from financial operations”.
iii.For cash flow hedges, the change in fair value of the hedging instrument is included as “Cash flow hedge” in “Other comprehensive income”.
iv.The differences in valuation of the hedging instrument corresponding to the ineffective portion of the cash flow hedging transactions are recorded directly in the Consolidated Statements of Income under “Net income (expense) from financial operations”.
If a derivative designated as a hedging instrument no longer meets the requirements described above due to expiration, ineffectiveness or for any other reason, hedge accounting treatment is discontinued. When “fair value hedging” is discontinued, the fair value adjustments to the carrying amount of the hedged item arising from the hedged risk are amortised to gain or loss from that date, where applicable.
When cash flow hedges are discontinued, any cumulative gain or loss of the hedging instrument recognised under “Other comprehensive income” (from the period when the hedge was effective) remains recorded in equity until the hedged transaction occurs, at which time it is recorded in the Consolidated Statements of Income, unless the transaction is no longer expected to occur, in which case any cumulative gain or loss is recorded immediately in the Consolidated Statements of Income.
During fiscal year 2025, the Bank began applying the requirements established in IFRS 9 for hedging accounting.The main impacts of this change to IFRS 9 for the accounting of hedging relationships are primarily due to:
•The incorporation of credit risk dominance analysis and economic relationship analysis into the effectiveness assessment;
•the updating of formal documentation for hedging relationships; and
•the accounting for a hypothetical derivative representing the mark-to-market (MTM) portion corresponding to the risk to be hedged in the hedged item for micro cash flow hedges. The hypothetical derivative replaces the previously recorded fictitious derivative.
For a hedge relationship to meet the requirements of IFRS 9, it must meet the following conditions:
•Instruments that can be designated as hedging instruments are all derivative financial instruments or non-derivative financial instruments measured at fair value through profit or loss, or a combination thereof. In the case of foreign exchange hedges, any type of non-derivative financial instrument can also be designated, regardless of its measurement criteria.
•Items that can be designated as hedged items are all recognized assets or liabilities, firm commitments, highly probable forecasted transactions, and net foreign investments.
•Documentation. At the start of the hedge, a formal designation and documentation of the hedging relationship must be carried out. This documentation must include the entity's risk management strategy and objective, identification of the hedging instrument and the hedged item, the nature of the hedged risk, the methodology for measuring effectiveness (including an analysis of the sources of ineffectiveness), and the hedge ratio.
The main sources of ineffectiveness based on the hedged risk are:
•Interest rate risk: mismatches in time horizons, principal, repricing and payment dates, time value of options, and changes in the hedged item or the hedging instrument.
•Foreign exchange rate risk: in addition to the above, the difference between the interest rates of the two currencies represents the net cost or benefit of shifting cash flows between two currencies with different interest rates.
•Effectiveness: the hedging relationship must be effective, for which there must be an economic relationship between the hedged item and the hedging instrument, credit risk must not have a dominant effect on the changes in value of the economic relationship between the hedging instrument and the hedged item, and the hedging ratio must coincide with that used by the entity in its management.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
The application of IFRS 9 for hedge accounting has not had a material impact on the Consolidated Statements of Financial Position or the Consolidated Statements of Income.
The Bank assesses these effectiveness requirements through:
•Demonstrating the economic relationship between the hedged item and the hedging instrument using a qualitative test, and in case of non-compliance, using quantitative tests that compare the market value of the hedged items—corresponding to the hedged risk—and the hedging instruments. Likewise, a quantitative analysis of variations in the market values of the hedging instrument and the hedged item is performed prospectively.
•The hedging ratio is calculated as the sum of the amount of hedged instruments that the Bank actually hedges and the amount of hedging instruments that the Bank actually uses.
•The assessment of credit risk is performed through an analysis of the credit exposure of the hedged items and the hedging instruments.
Accounting hedges are classified and recorded according to the type of risk they hedge, based on the following criteria:
Fair value hedges: These are hedges against exposure to changes in the fair value of the hedged item, attributable to a specific risk.
The differences arising from both the hedging instruments and the hedged items (due to the hedged risk) are recognized directly in the Consolidated Statements of Income.
When a fair value hedge is discontinued, the adjustments previously recorded in the hedged item are charged to profit or loss using the effective interest rate method, recalculated at the date the hedge ceases to be used, and must be fully amortized at maturity.
In accordance with paragraph 6.1.3 of IFRS 9, the Bank has decided to record the fair value macro hedges in accordance with IAS 39, and therefore, the gains or losses arising from the valuation of the hedging instruments are recognized directly in the Consolidated Statements of Income, while the gains or losses due to changes in the fair value of the hedged amount (attributable to the hedged risk) are recognized in the Consolidated Statements of Income using as a counterpart the 'Changes in the fair value of hedged items' of a portfolio with interest rate risk hedge (asset or liability), as appropriate.
Cash flow hedges: These are hedges against exposure to changes in cash flows attributable to a specific risk associated with the hedged
The effective portion of the change in the value of the hedging instrument is temporarily recognized in equity, under 'Other consolidated comprehensive income - Items that may be reclassified to profit or loss - Hedging derivatives. Cash flow hedges (effective portion)', until the hedged item is recognized in profit or loss. From that point onward, it will be recognized in the Consolidated Statements of Income for the same period as the hedged item, unless it is included in the cost of the non-financial asset or liability, or the anticipated transactions are ultimately recognized as non-financial assets or liabilities.
When cash flow hedges are discontinued, the accumulated result of the hedging instrument recognized in equity, in 'Other consolidated comprehensive income' (while the hedge was effective) will continue to be recognized in that item until the hedged transaction occurs, at which time it will be recorded in profit or loss, unless it is expected that the transaction will not take place, in which case it is recorded immediately in profit or loss.
The Bank discontinues accounting for hedging relationships when the hedging instrument expires, is sold, or when the hedging relationship becomes ineffective because it is no longer aligned with the risk management objective. In that case, the derivative is then clasified as a trading derivative.
If a hedging relationship ceases to meet the effectiveness requirements, but the risk management objective remains, the Bank will assess rebalancing or adjusting the hedging ratio to meet the effectiveness requirements again without discontinuing the hedging relationship.
A hedging instrument is generally designated in its entirety, as the factors that contribute to its fair value are interdependent. However, IFRS 9 allows certain parts of a hedging instrument to be excluded from its fair value:
1.Separating the intrinsic value and time value of an option and designating only the intrinsic element as the hedging instrument, which is mandatory if the intrinsic value is designated;
2.Separating the forward and spot elements of a forward contract and designating only the spot element as the hedging instrument, which will be determined for each hedging relationship; and
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
3.Separating the foreign currency basis spread of a currency derivative and excluding it from the designation of the hedging instrument, which will be determined for each hedging relationship.
Separating these components will improve the effectiveness of the hedge and allow for an alternative accounting treatment for the excluded component. This treatment consists of recording changes in value under the 'Other accumulated comprehensive income – Undesignated items' item and recording that component in the Consolidated Statements of Income based on the nature of the hedged item, either over a period of time or at the time the hedged transaction occurs.
Additionally, if the entity manages the credit risk of all or part of a financial instrument using credit derivatives, it has the option of designating the credit exposure at fair value through profit or loss, provided that the derivative matches the name and seniority level of the financial instrument being hedged. This designation can be made at the initial recognition of the designated financial instrument or subsequently, with the designation being documented. From the date of designation, changes in fair value (for all risks, not just credit risk) will be recorded in the Consolidated Statements of Income.
i.Fair value measurement
In general, financial assets and liabilities are initially recognised at fair value which, in the absence of evidence to the contrary, is deemed to be the transaction price. Financial instruments, other than those measured at fair value through profit or loss, are initially recognised at fair value plus transaction costs. Subsequently, and at the end of each reporting period, financial instruments are measured pursuant to the following criteria:
i.Valuation of financial instruments
Financial assets are measured according to their fair value, gross of any transaction costs that may be incurred in the course of a sale, except for loans and accounts receivable from customers.
“Fair value” is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions (i.e. an exit price) regardless of whether that price is directly observable or estimated using another valuation technique. When measuring fair value an entity shall take into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.
The fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either: (a) in the principal market for the asset or liability, or (b) in the absence of a principal market, the most advantageous market for the asset or liability. Even when there is no observable market to provide pricing information in connection with the sale of an asset or the transfer of a liability at the measurement date, the fair value measurement shall assume that the transaction takes place, considered from the perspective of a potential market participant who intends to maximize value associated with the asset or liability.
When using valuation techniques, the Bank shall maximize the use of relevant observable inputs and minimize the use of unobservable inputs as available. If an asset or a liability measured at fair value has a bid price and an ask price, the price within the bid-ask spread that is most representative of fair value in the circumstances shall be used to measure fair value regardless of where the input is categorized within the fair value hierarchy (i.e. Level 1, 2 or 3). IFRS 13 establishes a fair value hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).
All derivatives are recorded in the Consolidated Statements of Financial Position at the fair value previously described. This value is compared to the valuation as at the trade date. If the fair value is subsequently measured positive, this is recorded as an asset. If the fair value is subsequently measured negative, this is recorded as a liability. The fair value on the trade date is deemed, in the absence of evidence to the contrary, to be the transaction price. The changes in the fair value of derivatives from the trade date are recorded in “Net income (expense) from financial operations” in the Consolidated Statements of Income.
Specifically, the fair value of financial derivatives included in the ortfolios of financial assets or liabilities held for trading is deemed to be their daily quoted price. If, for exceptional reasons, the quoted price cannot be determined on a given date, the fair value is determined using similar methods to those used to measure over the counter (OTC) derivatives. The fair value of OTC derivatives is the sum of the future cash flows resulting from the instrument, discounted to present value at the date of valuation (“present value” or “theoretical close”) using valuation techniques commonly used by the financial markets: “net present value” (NPV) and option pricing models, among other methods. Also, within the fair value of derivatives are included Credit Valuation Adjustment (CVA) and Debit Valuation Adjustment (DVA), all with the objective that the fair value of each instrument includes the credit risk of its counterparty and Bank´s own risk. The Credit valuation adjustment (CVA) is a valuation adjustment to OTC derivatives as a result of the risk associated with the credit exposure assumed by each counterparty.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
The CVA is calculated taking into account potential exposure to each counterparty in each future period. The debit valuation adjustment (DVA) is a valuation adjustment similar to the CVA but, in this case, it arises as a result of the Bank’s own risk assumed by its counterparties in OTC derivatives.
ii.Valuation techniques
Financial instruments at fair value, determined on the basis of price quotations in active markets, include government debt securities, private sector debt securities, equity shares, short positions, and fixed-income securities issued.
In cases where price quotations cannot be observed in available markets, the Bank’s management determines a best estimate of the price that the market would set using its own internal models. In most cases, these models use data based on observable market parameters as significant inputs however for some valuations of financial instruments, significant inputs are unobservable in the market. To determine a value for those instruments, various techniques are employed to make these estimates, including the extrapolation of observable market data.
The most reliable evidence of the fair value of a financial instrument on initial recognition usually is the transaction price, however due to lack of availability of market information, the value of the instrument may be derived from other market transactions performed with the same or similar instruments or may be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.
The main techniques used as of December 31, 2025 and 2024 by the Bank’s internal models to determine the fair value of the financial instruments are as follows:
i.In the valuation of financial instruments permitting static hedging (mainly forwards and swaps), the present value method is used. Estimated future cash flows are discounted using the interest rate curves of the related currencies. The interest rate curves are generally observable market data.
ii.In the valuation of financial instruments requiring dynamic hedging (mainly structured options and other structured instruments), the Black-Scholes model is normally used. Where appropriate, observable market inputs are used to obtain factors such as the bid-offer spread, exchange rates, volatility, correlation indexes and market liquidity.
iii.In the valuation of certain financial instruments exposed to interest rate risk, such as interest rate futures, caps and floors, the present value method (futures) and the Black-Scholes model (plain vanilla options) are used. The main inputs used in these models are observable market data, including the related interest rate curves, volatilities, correlations and exchange rates.
The fair value of the financial instruments calculated by the aforementioned internal models considers contractual terms and observable market data, which include interest rates, credit risk, exchange rates, quoted market price of shares, volatility and prepayments, among others. The Bank’s management considers that its valuation models are not significantly subjective, since these methodologies can be adjusted and evaluated, as appropriate, through the internal calculation of fair value and the subsequent comparison with the related actively traded price.
j.Recognising income and expenses
The most significant criteria used by the Bank to recognise its revenues and expenses are summarised as follows:
i.Interest revenue, interest expense, and similar items
Interest income is calculated by applying the effective interest rate to the gross carrying amount of financial assets, except for financial assets that have subsequently become credit-impaired (or ’stage 3’), for which interest revenue is calculated by applying the effective interest rate to their amortised cost (i.e. net of the ECL provision).
A substantial portion of our loan portfolio is denominated in UF’s, a unit that is daily indexed to reflect inflation recorded in the previous month, with the net gain or loss resulting from such indexation reflected in the interest income and inflation line in the consolidated statement of income.
ii.Commissions, fees, and similar items
Fee and commission income and expenses are recognised in the Consolidated Statements of Income using criteria established in IFRS 15 “Revenue from contracts with customers”.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
Under IFRS 15, the Bank recognises revenue when (or as) satisfied a performance obligation by transferring a service (i.e. an asset) to a customer; under this definition an asset is transferred when (or as) the customer obtains control of that asset. The Bank considers the terms of the contract and its customary business practices to determine the transaction price.
The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third-parties.
The Bank transfers control of a good or service over time and, therefore, satisfies a performance obligation and recognises revenue over time, and/or the Bank satisfies the performance obligation at a point in time.
The main revenues arising from commissions, fees and similar items correspond to:
-Fees and commissions for lines of credits and overdrafts: includes accrued fees related to granting lines of credit and overdrafts in checking accounts.
-Fees and commissions for guarantees and letters of credit: includes accrued fees in the period relating to granting of guarantee payment for current and contingent third party obligations.
-Fees and commissions for card services: includes accrued and earned commissions in the period related to use of credit cards, debit cards and other cards
-Fees and commissions for management of accounts: includes accrued commissions for the maintenance of checking, savings and other accounts
-Fees and commissions for collections and payments: includes income arising from collections and payments services provided by the Bank.
-Fees and commissions for intermediation and management of securities: includes income from brokerage, placements, administration and securities’ custody services.
-Fees and commissions for insurance brokerage fees: includes income arising for insurances distribution.
-Other fees and commissions: include income arising from currency changes, financial advisory, cashier check issuance, placement of financial products and online banking services.
The main expenses arising from commissions, fees and similar items correspond to:
-Compensation for card operation: includes commission expenses for credit and debit card operations related to income commissions card services.
-Fees and commissions for securities transactions: includes commissions expense for deposits, securities custody service and securities’ brokerage.
-Other fees and commissions: include mainly expenses generated from online services.
The Bank has incorporated disaggregated revenue and expense disclosures and reportable segment relationship in Note 26.
Additionally, the Bank maintains certain loyalty programmes associated to its credit cards services, for which it has deferred a percentage of the consideration received in the statements of financial position to comply with its related performance obligation or has liquidated on a monthly basis as far they arise.
iii.Loan arrangement fees
Fees that arise as a result of the origination of a loan, mainly application and analysis-related fees, are deferred and charged to the Consolidated Statements of Income over the term of the loan.
k.Impairment of non-financial assets
The Bank’s non-financial assets, are reviewed at the reporting date to determine whether they show signs of impairment (i.e. its carrying amount exceeds its recoverable amount). If any such evidence exists, the recoverable amount of the asset is estimated, in order to determine the extent of the impairment loss.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss.
In connection with other assets, impairment losses recorded in prior periods are assessed at each reporting date to determine whether the loss has decreased and should be reversed. The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortisation or depreciation) had no impairment loss been recognised for the asset in prior years. Goodwill impairment is not reversed.
l.Property, plant, and equipment
This category includes the amount of buildings, land, furniture, vehicles, computer hardware and other fixtures owned by the consolidated entities or acquired under finance leases. Assets are classified according to their use as follows:
i.Property, plant and equipment for own use
Property, plant and equipment for own use includes but is not limited to tangible assets received by the consolidated entities in full or partial satisfaction of financial assets representing accounts receivable from third parties which are intended to be held for continuing own use and tangible assets acquired under finance leases. These assets are presented at acquisition cost less the related accumulated depreciation and, if applicable, any impairment losses (when net carrying amount was higher than recoverable amount).
Depreciation is calculated using the straight-line method over the acquisition cost of assets less their residual value, assuming that the land on which buildings and other structures stand has an indefinite life and, therefore, is not subject to depreciation.
The Bank applies the following useful lives for the tangible assets that comprise its assets:

ITEM	Useful life (Months)
Land	–
Paintings and works of art	–
Carpets and curtains	36 months
Computers and hardware	36 months
Vehicles	36 months
IT systems and software	36 months
Machines and general equipment	60 months
Office furniture	60 months
Telephone and communication systems	60 months
Security systems	60 months
Rights over telephone lines	64 months
Air conditioning systems	84 months
ATMs and teleconsultations	120 months
Other installations	120 months
Buildings	1200 months
The consolidated entities assess at each reporting date whether there is any indication that the carrying amount of any tangible asset exceeds its recoverable amount. If this is the case, the carrying amount of the asset is reduced to its recoverable amount and future depreciation charges are adjusted in accordance with the revised carrying amount and to the new remaining useful life.
The estimated useful lives of the items of property, plant and equipment held for own use are reviewed at the end of each reporting period to detect significant changes. If changes are detected, the useful lives of the assets are adjusted by correcting the depreciation charge to be recorded in the Consolidated Statements of Income in future years on the basis of the new useful lives.
Maintenance expenses relating to tangible assets held for own use are recorded as an expense in the period in which they are incurred.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
ii.Assets leased out under operating leases
The criteria used to record the acquisition cost of assets leased out under operating leases, to calculate their depreciation and their respective estimated useful lives, and to record the impairment losses thereof, are consistent with those described in relation to property, plant and equipment held for own use.
m.Leasing
At inception of a contract the Bank assesses whether a contract contains a lease. A contract contains a lease if the contracts conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Bank assesses whether:
•the contract involves the use of an identified asset – this may be specified explicitly or implicitly and should be physically distinct. If the supplier has a substantive substitution right, then the asset is not identified.
•the Bank has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use, and
•the Bank has the right to direct the use of the asset – this is decision-making purpose for which asset is use.
a.As a Lessee
The Bank recognises a right-of-use asset and a lease liability at the lease commencement date in accordance within IFRS 16 “Leases”. The main contracts that the Bank has are offices and branches related, which are necessary to carry out its activities.
At the beginning, the right-of-use asset is equal to the lease liability and is calculated as the present value of the lease payments discounted using the incremental interest rate at the commencement date, considering the lease term of each contract. The average incremental interest rate as of December 31, 2025 is 1.70%. After initial recognition, the right-of-use is subsequently depreciated using the straight-line method in accordance with the lease term of the contract, and the lease liability is amortised in accordance with the effective interest method. Financial interest is accounted as interest expense, and depreciation as depreciation expense in each
The term of the lease comprises non-cancelable periods established within each contract, while for lease contracts with an indefinite useful life, the Bank has determined to assign a useful life equal to the longer non-cancelable period of its lease agreements. The Bank has elected not to recognise right-of-use assets and lease liabilities for short term leases that have a lease term of 12 months or less and leases of low-value assets. The Bank recognises lease payments associated with these leases as an expense on a straight-line basis over the lease term. Any modification in the terms or lease should be treated as a new measurement.
Initially, the Bank measures the right-of-use asset at cost. The rent of the lease agreements is agreed in UF and paid in pesos. According to that, monthly variation in UF should be treated as a new measurement, and therefore, readjustments should be recognised as a modification to the obligation and the right-of-use asset.
The Bank has not entered into lease agreements with residual value guarantee or variable lease payments.
In applying IFRS 16, the Bank has used the following practical expedients permitted by the standard:
•accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases.
•excluding initial direct costs for the measurement of the right-of-use asset at the date of initial application.
The Bank has also elected not to reassess whether a contract is or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Bank relied on its assessment made applying IAS 17 and Interpretation 4 Determining whether an Arrangement contains a Lease.
b.As a lessor
When the Bank acts as a lessor, it determines at the beginning if it corresponds to a financial or operating lease. To do this, it evaluates whether it has substantially transferred all the risks and benefits of the asset. In the affirmative case, it corresponds to a financial lease, otherwise it is a financial lease.
The Bank recognises the lease income on a straight-line basis over the lease term.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
c.Third party financing
The Bank recognises the loans with third parties within “Loans and accounts receivable from customers” in the Consolidated Statements of Financial Position, the sum of the present value of the lease payments receivable from the lessee, including the exercise price of the lessee’s purchase option at the end of the lease term, when at the inception of the lease it is reasonably certain that the lessee will exercise the option.
The finance income and expenses arising from these contracts are recorded under “Interest income” and “Interest expense” respectively, in Consolidated Statements of Income to achieve constant return rate over the lease term.
n.Intangible assets
Intangible assets are identified as non-monetary assets (separately identifiable from other assets) without physical substance which arise as a result of legal or contractual rights. The Bank recognises an intangible asset, whether purchased or self-created (at cost), when the cost of the asset can be measured reliably, and it is probable that the future economic benefits that are attributable to the asset will flow to the Bank.
Intangible assets are recorded initially at acquisition or production cost and are subsequently measured at cost less any accumulated amortisation and any accumulated impairment losses.
Internally developed computer software is recorded as an intangible asset if, among other requirements (basically the Bank’s ability to use or sell it), it can be identified and its ability to generate future economic benefits can be demonstrated.
Intangible assets are amortised on a straight-line basis using the estimated useful life, which has been defined by default in 36 months, and can be modified to the extent that it is demonstrated that the Bank will benefit from the use of the intangible for a different period mentioned above.
Expenditure on research activities is recorded as an expense in the year in which it is incurred and cannot be subsequently capitalized.
o.Expected credit losses allowance – under IFRS 9
IFRS 9 established a new single impairment model applies to all financial assets measured at amortised cost and fair value through other comprehensive income (FVOCI), including commitment and contingent loans. Investments in equity are outside of the scope of the new impairment requirements.
The Bank accounted ECL related to financial assets measured at amortised cost as a loss allowance in the statements of financial position, but the carrying amount of these assets is stated net of the loss allowance. ECL related to contingent loans is accounted as a provision in the statements of financial position. The Bank recognises in profit or loss, as an impairment gain or loss, the amount of ECL (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognised in accordance IFRS 9, for financial assets measured at amortised cost and contingent loans.
The model uses a dual measurement approach, under which the loss allowance is measured as either:
-12-month expected credit losses
-Lifetime expected credit losses
The Bank evaluates the clients within the corporate commercial loan portfolio, by preparing individual credit proposals, verifying debt servicing capacity (projected cash flow), client’s financial history and projections for economic sector. All proposal includes analysis of the client, rating and recommendation. For corporations, the evaluation includes subsidiaries and affiliates. Smaller commercial loans, mortgage loans and consumer loans are grouped into homogeneous portfolios, based on a combination of internal and external characteristics.
According to the Bank’s policy, an exposure will be considered as defaulted when the past-due amounts of an exposure exceed materiality thresholds for 90 or more consecutive days, it has been restructured, it is in judicial collection, it has been writen-off or has been identified as impaired by an internal risk committee. The pulling effect defined as the entire outstanding amount on any loan which has an instalment 90 days or more past due.
The measurement basis depends on whether there has been a significant increase in credit risk since initial recognition. Based on changes in credit quality since initial recognition, IFRS 9 outlines a “three-stage” model impairment in accordance with the following diagram:
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued

Change in credit quality since initial recognition
Stage 1	Stage 2	Stage 3
Initial recognition	Significant increase in credit risk since initial recognition	Credit impaired assets
12-month expected credit losses	Lifetime expected credit losses	Lifetime expected credit losses
The Bank, at the end of each reporting period, evaluated whether financial instrument’s credit risk has significantly increased since initial recognition or whether an asset is considered to be credit-impaired, and consequently classified the financial instrument in the respective stage:
•Stage 1: When loans are first recognised, the Bank recognises an allowance based on 12 months ECL. Stage 1 loans also include facilities where the credit risk has improved, and the loan has been returned to Stage 1.
•Stage 2: When a loan has shown a significant increase in credit risk since origination, the Bank records an allowance for the lifetime ECL. Stage loans also include facilities, where the credit risk has improved, and the loan has been returned to stage 2.
•Stage 3: Loans considered credit impaired. The Bank records an allowance for the lifetime ECL, setting the PD at 100%.
The Bank considers reasonable and supportable information that is available without undue cost or effort and that may affect the credit risk on a financial instrument, including forward looking information to determine a significant increase in credit risk since initial recognition. Forward looking information includes past events, current conditions and forecast or future economic conditions (macro-economic data).
Credit risk assessment and forward-looking information (including macro-economic factors), includes quantitative and qualitative information based on the Bank’s classification policy:
a.Adverse changes in the financial situation, such as a significant increase in debt levels.
b.Significant drops in turnover or in recurring cash flows.
c.Significant narrowing of operating margins or recurring income.
d.Significant adverse changes in credit risk cost, due to changes in this risk after initial recognition.
e.Other changes in the transaction’s credit risk that would impact on conditions being significantly different if the transaction were originated or reissued on the reference date.
f.An actual or expected reduction of the integral credit rating of the operation (client’s integral rating) or decrease in the performance score.
g.An actual or expected significant decrease in the price or external credit rating of the mail operation, as well as other external market indicators of the credit risk for similar operations with the same expected life.
The Bank will classify a loan as stage 2, if contractual payments are 30 or more consecutive days past due, because of the credit risk is deemed to have increased significantly since initial credit recognition, but is not an absolute indicator. The bank did not rebut the backstop presumption of IFRS 9 relating to SICR or default.
Expected credit loss measurement (ECL)
The ECL are the probability-weighted estimate of credit losses, i.e. the present value of all cash shortfalls. A cash shortfall is the difference between the cash flows that are due to an entity in accordance with the contract and the cash flows that the entity expects to receive. The three main components to measure the ECL are:
PD: The Probability of default is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the facility has not been previously derecognised and is still in the portfolio.
LGD: The loss given default is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realization of any collateral.
EAD: The Exposure at default is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdown on committed facilities, and accrued interest from missed payments.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
For measuring 12-month and lifetime ECL, cash shortfalls are identified as follow:
-12-month expected credit losses: the portion of lifetime expected credit losses that represents the expected credit losses that result from default events on the financial instruments that are possible within the 12 months after the reporting date.
-Lifetime expected credit losses: the expected credit losses that result from all possible default events over the expected life of the financial instrument.
The Bank considered a multi-factor analysis to perform credit risk analysis. The type of portfolio or transactions, industry, collaterals and monitoring basis (corporate or Other commercial, which include smaller commercial, mortgage and consumer loans).
The Bank divides its portfolio as:
i.Commercial loans;
ii.Mortgage loans;
iii.Consumer loans; and
iv.Contingent loans.
ECL allowance calculated on an Individual basis:
For financial assets in the corporate portfolio that are (a) credit-impaired at the reporting date (classified in stage 3 with a PD equal to 100%), and (b) is individually significant, the Bank calculates allowance for expected credit losses on an individual basis by using a “Cash flow discounted Methodology”. In this instance, the Bank measures the expected credit losses as the difference between the asset’s gross carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. Any adjustment is recognised in profit or loss as an impairment gain or loss. The allowances determined under a “Discounted Cash Flow Methodology” must take into account the financial information of the debtor, including available business strategies, as well as collateral associated with that debtor. The recovery analysis includes the following scenarios:
-Recovery of a possible sale of collateral.
-Recovery on the basis of common commercial activities (commercial plan).
ECL allowance calculated on a collective basis:
Commercial loans (except for those described within the “ECL allowance calculated on an Individual basis” description aforementioned), mortgage loans and consumer loans are grouped and assessed on a collective basis by using a credit loss allowance model. The estimation of the collective basis expected credit loss allowance considers qualitative and quantitative information that may affect the changes in credit risk and the development of significant assumptions related to the probabilities of default and loss given default, related to forward looking information, multi-factor analysis such as type of portfolio or transaction and macroeconomic factors. See Note 37 Risk Management - f) Measurement of expected credit losses.
Contingent loans
The Bank has established several irrevocable loan commitments and contingent liabilities. Even though these obligations may not be recognised on the statements of financial position, they contain credit risk and, therefore, form part of the overall risk of the Bank.
When the Bank estimates the ECL for contingent loans, it estimates the expected portion of the loan commitment that will be drawn down over its expected
i.Forward looking information
The ECL model includes a broad range of forward-looking information as economic inputs, such as:
•Chilean Central Bank interest rates
•Unemployment rates
•Housing price growth
•GDP growth
•Consumer price index
See Note 37 Risk management – i) Macro economical forward-looking information.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
ii.Modifications of financial assets
When loan measured at amortised cost has been renegotiated or modified but not derecognised, the Bank recognises the resulting gains or losses as the difference between the carrying amount of the original loans and modified contractual cash flows discounted using the EIR before modification.
For ECL estimation purposes on financial assets that have been modified, is required to distinguish between modification that result in derecognition from those that does not result in derecognition. If the modification does not result in derecognition, then the subsequent assessment of whether there is a significant increase in credit risk is made comparing the risk at the reporting date based on the modified contractual term and the risk at initial recognition based on the original, unmodified contractual term. If the modification results in derecognition, then the modified asset is considered to be a new asset, and the modification’s date is origination date for impairment purposes.
According to current definitions, contractual modifications generate new operations.
iii.Collateral
The Banks seeks to use collateral to mitigate its credit risks on financial assets, where possible. Types of collateral are: cash, securities, letters of credit, real estate and inventories. Collateral, unless repossessed, is not recorded on the Bank’s statements of financial position. However, the fair value of collateral affects the calculation of ECLs. The main collateral associated to mortgage loans are real estate, which are valued based on data provided by specialized third parties.
The estimation of ECL reflects the cash flows expected from collateral and other credit enhancement that are part of the contractual terms of the financial instruments.
According to the Bank’s policy when assets are repossessed they are transferred to assets held for sale at their fair value less cost to sell as non-financial assets at the repossession date.
iv.Write-offs
The gross carrying amount of a financial asset is reduced when there is no reasonable expectation of recovery. A write-off constitutes a derecognition event of the corresponding loan transaction in its entirety, and therefore, include portions not past-due for installments loans or leasing operation (no partial write-off).
Subsequent recoveries of amounts previously written-off are credited to the income statements, as recovery of loans previously write-off, as a deduction from provisions for loan losses.
Loan and accounts receivable write-offs are recorded for overdue and current installments based on the time periods expired since reaching overdue status, as described below:

Type of loan	Term
Consumer loans with or without collateral	6 months
Other transactions without collateral	24 months
Commercial loans with collateral	36 months
Mortgage loans	48 months
Consumer leasing	6 months
Other non-mortgage leasing transactions	12 months
Mortgage leasing (household and business)	36 months
q.Provisions, contingent assets and contingent liabilities
Provisions are liabilities of uncertain timing or amount. Provisions are recognised in the Consolidated Statements of Financial Position when the Bank:
i.has a present obligation (legal or constructive) as a result of past events, and
ii.it is probable that an outflow of resources will be required to settle these obligations and the amount of these resources can be reliably measured.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
Contingent assets or contingent liabilities are any potential rights or obligations arising from past events whose existence will be confirmed only by the occurrence or non-occurrence if one or more uncertain future events that are not wholly within control of the Bank.
The Consolidated Statements of Financial Position and annual accounts reflect all significant provisions for which it is estimated that it is probable an outflow of resources will be required to meet the obligation where the probability of having to meet the obligation is more likely than not. Provisions are quantified using the best available information on the consequences of the event giving rise to them and are reviewed and adjusted at the end of each year. Provisions must specify the liabilities for which they were originally recognised. Partial or total reversals are recognised when such liabilities cease to exist or are reduced.
Provisions are classified according to the obligation covered as follows:
-Provision for employee salaries and expenses
-Provision for mandatory dividends
-Provision for contingent credit risks
-Provisions for contingencies
r.Deferred income taxes and other deferred taxes
The Bank records, when appropriate, deferred tax assets and liabilities for the estimated future tax effects attributable to differences between the carrying amount of assets and liabilities and their tax bases. The measurement of deferred tax assets and liabilities is based on the tax rate, in accordance with the applicable tax laws, using the tax rate that applies to the period when the deferred asset and liability will be settled. The future effects of changes in tax legislation or tax rates are recorded in deferred taxes beginning on the date on which the law is enacted or substantially enacted.
s.Use of estimates
The preparation of the financial statements requires the Bank’s management to make estimates and assumptions that affect the application of the accounting policies and the reported balances of assets, liabilities, revenues and expenses. Actual results may differ from these estimates.
In certain cases, International Financial Reporting Standards (IFRS) require that assets or liabilities be recorded or disclosed at their fair values. The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When available, quoted market prices in active markets have been used as the basis for measurement. When quoted market prices in active markets are not available, the Bank has estimated such values based on the best information available, including the use of modeling and other valuation techniques.
Bank has established allowances to cover credit losses. These allowances must be regularly reviewed taking into consideration factors such as changes in the nature and volume of the loan portfolio, trends in forecasted portfolio quality, credit quality and economic conditions that may adversely affect the borrowers’ ability to pay. Increases in the allowances for loan losses are reflected as “Provision for loan losses” in the Consolidated Statements of Income. Loans are charged-off when the Bank’s management determines that a loan or a portion thereof is impaired. Charge-offs are recorded as a reduction of the allowance for loan losses.
The relevant estimates and assumptions made to calculate provisions are regularly reviewed by the Bank’s Management to quantify certain assets, liabilities, revenues, expenses, and commitments.
These estimates, made on the basis of the best available information, mainly refer to:
-Allowances for loan losses
-Impairment losses of certain assets
-The useful lives of tangible and intangible assets
-The fair value of assets and liabilities
-Commitments and contingencies
-Current and deferred taxes
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
t.Non-current assets held for sale
The requirements established in IFRS 5 to classify assets (or disposal group) as held for sale are the following:
•the assets are available for immediate sale in its present conditions and its sale must be highly probable.
•for the sale to be highly probable, the appropriate level of management is committed to a plan to sell the asset, and an active programme to locate a buyer and complete the plan.
•additionally, the sale should be expected to qualify for recognition as a completed sale within one year from the date of classification.
An entity shall measure a non-current asset (or disposal group) classified as held for sale at the lower of its carrying amount and fair value less sale cost.
Events or circumstances may extend the period to complete the sale beyond one year. An extension of the period required to complete a sale does not preclude an asset from being classified as held for sale if the delay is caused by events or circumstances beyond the entity’s control and there is sufficient evidence that the entity remains committed to its plan to sell the asset.
As of December 31, 2025, the Bank has fixed assets that meet the definition of non-current assets held for sale, which amount to approximately MM$29,003.
Assets received or awarded in lieu of payment
Assets received or awarded in lieu of payment of loans and accounts receivable from clients are recognised at their fair value (as determined by an independent appraisal). A price is agreed upon by the parties through negotiation or, when the parties do not reach an agreement, at the amount at which the Bank is awarded those assets at a judicial auction. In the both cases, an independent appraisal is performed. The excess of the outstanding loan balance over the fair value is charged to net income for the period, under “Provision for loan losses”. Any excess of the fair value over the outstanding loan balance, less costs to sell of the collateral, is returned to the client. These assets are subsequently adjusted to their net realizable value less cost to sale (assuming a forced sale).
The difference between the carrying value of the asset and the estimated fair value less costs to sell is charged to net income for the period, under “Other operating expenses”. The result obtained in the sale of the asset is subsequently recorded under “Other operating income”.
Independent appraisals are obtained at least every 18 months and fair values are adjusted accordingly. No adjustments have been made between appraisals with respect to the period covered by these financial statements considering the stability of the real estate market in Chile during past years and expected stability of the real estate market in the coming years.
At least once a year, the Bank performs the necessary analysis to update the “cost to sale” of assets received or awarded in lieu of payments. According to the Bank’s survey, as of December 31, 2025 the average cost to sale was estimated at 7.15% of the appraisal value (5.67% as of December 31, 2024).
u.Earnings per share
Basic earnings per share are determined by dividing the net income attributable to the shareholders of the Bank for the reported period by the weighted average number of shares outstanding during the reported period.
Diluted earnings per share are determined in the same way as basic earnings, but the weighted average number of outstanding shares is adjusted to take into consideration the potential diluting effect of stock options, warrants, and convertible debt.
As of December 31, 2025, 2024 and 2023 the Bank did not have any instruments that generated dilution.
v.Temporary acquisition (assignment) of assets and liabilities
Purchases or sales of financial assets under non-optional repurchase agreements at a fixed price are recorded in the Consolidated Statements of Financial Position based on the nature of the debtor (creditor) under “Deposits in the Central Bank of Chile,” “Deposits in financial institutions” or “Loans and accounts receivable from customers” (“Central Bank of Chile deposits,” “Deposits from financial institutions” or “Customer deposits”), in Note 7.
Differences between the purchase and sale prices are recorded as financial interest over the term of the contract.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
w.Provision for mandatory dividends
The Bank recognizes a liability (provision) for minimum or mandatory dividends based on the provisions of Article 79 of the Chilean Corporations Law, in line with the Bank’s internal dividend policy, which stipulates that at least 30% of the net income for the year shall be distributed, unless a different agreement is reached at the respective Shareholders’ Meeting by unanimous vote of the issued shares.
Since May 2024, the Board of Directors agreed to exercise the authority granted by the most recent Ordinary Shareholders’ Meeting to increase the provision for minimum dividends to 60% of accumulated earnings. Additionally, in the ordinary session of the Board of Directors in September 2024, it was agreed to increase the provision for minimum dividends to 70%, following the same approach taken in the May 2024 Board meeting.
For the year 2025, the percentage provisioned for minimum dividends was 60%. This provision is recorded as a reduction of “Retained Earnings” under the item “Provision for dividends, interest payments, and revaluation of equity instruments” within the Consolidated Statement of Change in Equity.
x.Employee benefits
i.Post-employment benefits – Defined Benefit Plan:
According to current collective labor agreements and other agreements, the Bank has an additional benefit available to its principal executives, consisting of a pension plan whose purpose is to endow them with funds for a better supplementary pension upon their retirement.
Features of the Plan:
The main features of the Post-Employment Benefits Plan promoted by the Banco Santander-Chile are:
a.Aimed at the Bank’s management.
b.The general requirement to apply for this benefit is that the employee must be carrying out his/her duties when turning 60 years old.
c.The Bank will create a pension fund, with life insurance, for each beneficiary in the plan. Periodic contributions into this fund are made by the manager and matched by the Bank.
d.The Bank will be responsible for granting the benefits directly.
The Bank uses the method of projected unit credit, to determine the present value of the defined benefit obligation and the current service cost.
Components of defined benefit cost include:
i.current service cost and any past service cost, which are recognised in profit or loss for the period;
ii.net interest on the liability (asset) for net defined benefit, which is recognised in profit or loss for the period;
iii.new liability (asset) remeasurements for net defined benefit include:
a.actuarial gains and losses;
b.the difference between the actual return on plan assets and the interest on plan assets included in the net interest component and;
c.changes in the effect of the asset ceiling.
The liability (asset) for net defined benefit is the deficit or surplus, determined as the difference between the present value of the defined benefit obligation less the fair value of plan assets.
Plan assets comprise the pension fund taken out by the Group with a third party that is not a related party. These assets are held by an entity legally separated from the Bank and exist solely to pay benefits to employees.
The Bank recognises the present service cost and the net interest of the Personnel salaries and expenses on the Consolidated Statements of Income.
The post-employment benefits liability, recognised in the Consolidated Statements of Financial Position represents the deficit or surplus in the defined benefit plans of the Bank. Any surplus resulting from the calculation is limited to the present value of any economic benefits available in the form of refunds from the plan or reductions in future contributions.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
When employees leave the plan before meeting the requirements to be eligible for the benefit, contributions made by the Bank are reduced.
ii.Cash-settled share-based compensation
The Bank allocates cash-settled share-based compensation to executives of the Bank and its Subsidiaries in accordance with IFRS 2. The Bank measures the services received and the obligation incurred at fair value. Until the obligation is settled, the Bank determines the fair value at the end of each reporting period, as well as at the date of settlement, recognising any change in fair value in the income statements of the period.
y.Application of new and revised International Financial Reporting Standards
1.New and revised standards effective in current year
The following new and revised IFRS have been adopted in these financial statements:
Amendments to IAS 21 – Lack of exchangeability. Issued on August 15, 2023, the amendments includes:
1.Specify when a currency is exchangeable into another currency and when it is not.
2.Specify how an entity determines the exchange rate to apply when a currency is not exchangeable.
3.Require the disclosure of additional information when a currency is not exchangeable.
The pronouncement also includes a new appendix with application guidance on exchangeability and a new illustrative example. The amendments also extend to conforming amendments to IFRS 1 which previously referred to, but did not define, exchangeability. An entity applies the amendments for annual reporting periods beginning on or after January 1, 2025. Earlier application is permitted. The Bank’s Administration has determined there are not impact of this amendments.
IFRS 1 Practice Statement – Management Commentary. The International Accounting Standards Board (IASB) has issued a revised practice statement on “Management Commentary” to support improvements to management commentary and similar reporting, including greater global alignment of requirements. The revised practice statement sets out requirements for management commentary and explains how those requirements can be met. It is divided into two parts. Part A sets out general requirements and guidance that apply to management commentary as a whole. The information in Part B sets out requirements and guidance for six specific content areas to be included in management commentary.
The revised IFRS 1 Practice Statement, “Management Commentary,” is effective for annual reporting periods beginning on or after June 23, 2025, with early application permitted. This replaces the IFRS 1 Practice Statement “Management Commentary” issued in December 2010. Management is working on the new requirements established in the standard in order to meet the established deadlines.
1.New and revised IFRS issued but not effective
As of the closing date of these financial statements, new International Financial Reporting Standards had been published as well as interpretations of them, which were not mandatory as of December 31, 2025. Although in some cases the early application is permitted by the IASB, the Bank has not taken that option.
IFRS 18 – Presentation and Disclosures in Financial Statements. On April 9, 2024, the IASB issued IFRS 18, which replaces IAS 1: Presentation of Financial Statements. IFRS 18 introduces three sets of new requirements to improve reporting on financial performance and provide a better basis for analyzing and comparing companies:
i.Improved Income Statement Comparability
ii.Greater transparency of management-defined performance measures
iii.More useful grouping of information in financial statements
IFRS 18 is effective for annual accounting periods beginning on or after January 1, 2027, with advance application permitted. The Bank’s Administration is evaluating the potential effects of this modification.
NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. continued
IFRS 19 Non-Publicly Accountable Subsidiaries: Information to be disclosed. This regulation specifies the disclosure requirements that would apply to subsidiaries that are not obligated to publish financial accounts, but whose parent produces publicly available consolidated financial statements that comply with IFRS Standards.
This rule is applicable for periods beginning on or after January 1, 2027, with early application allowed. The Bank’s Administration is evaluating the potential effects of this modification..
Amendment to IFRS9 and IFRS7 - amendment to the Classification and Measurement of Financial Instruments. The amendment was issued on May 30. 2024 and include the following changes:
The Amendments clarify:
- the requirements related to the date of recognition and derecognition of financial assets and financial liabilities, with an exception for derecognition of financial liabilities settled via an electronic transfer.
- the requirements for assessing contractual cash flow characteristics of financial assets, with additional guidance on assessment of contingent features.
- characteristics of non-recourse loans and contractually linked instruments. The Amendments also introduce additional disclosure requirements for equity instruments classified as FVOCI and for financial instruments with contingent features.
The amendments are effective for annual periods beginning on or after January 1, 2026, with earlier application permitted. The Bank is in the process of analyzing this regulation.
Annual Improvements to IFRS Accounting Standards — Volume 11. This standard, issued on July 18, 2024, by the International Accounting Standards Board (IASB), addresses minor but necessary (non-urgent) amendments to the following five standards:
•IFRS 1 – First-time Adoption of International Financial Reporting Standards
•IFRS 7 – Financial Instruments: Disclosures
•IFRS 9 – Financial Instruments
•IFRS 10 – Consolidated Financial Statements
•IAS 7 – Statement of Cash Flows
The amendments are effective for annual periods beginning on or after 1 January 2026, with earlier application permitted. The Bank is in the process of analyzing this regulation.
Amendments to IFRS 9 and IFRS 7 - 'Contracts Referencing Nature-dependent Electricity. The amendment was issued on May 30. 2024 and include;
Amendments to IFRS 9 Financial Instruments
•the own-use requirements in IFRS 9 are amended to include the factors an entity is required to consider when applying IFRS 9:2.4 to contracts to buy and take delivery of renewable electricity for which the source of production of the electricity is nature-dependent; and
•the hedge accounting requirements in IFRS 9 are amended to permit an entity using a contract for nature-dependent renewable electricity with specified characteristics as a hedging instrument:
- to designate a variable volume of forecast electricity transactions as the hedged item if specified criteria are met; and
- to measure the hedged item using the same volume assumptions as those used for the hedging instrument.
Amendments to IFRS 7 Financial Instruments: Disclosures and IFRS 19 Subsidiaries without Public Accountability: Disclosures
The IASB amends IFRS 7 and IFRS 19 to introduce disclosure requirements about contracts for nature-dependent electricity with specified characteristics.
The amendments are effective for annual reporting periods beginning on or after 1 January 2026. Early application is permitted.